Borrowings - Additional information (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Nov. 30, 2023 CNY (¥)	Apr. 30, 2022	Apr. 30, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Apr. 30, 2021 $ / shares
Short term borrowings
Principal amount | $				$ 862,500
Share price | $ / shares										$ 150.00
Weighted average interest rate on short-term borrowings					2.69%		3.69%
Proceeds from borrowings					¥ 1,750,194,000	$ 246,510	¥ 3,741,482,000		¥ 600,000,000
Debt instrument convertible conversion ratio		28.34	14.17	14.17
Debt instrument principal amount			100.00%	100.00%
Convertible debt
Short term borrowings
Interest expense debt					32,657,000		31,076,000		¥ 21,369,000
Principal amount					6,108,829,000		6,006,968,000
Unamortized debt issuance cost					77,263,000		93,253,000
USD
Short term borrowings
Debt instrument convertible conversion ratio			28.34	28.34
RMB
Short term borrowings
Debt instrument convertible conversion ratio			35.2818	35.2818
Secured Borrowings
Short term borrowings
Principal amount					1,802,672,000		¥ 2,349,712,000
Repayments of Secured Debt					¥ 1,559,703,000
Secured Borrowings | 5-year LPR | Maximum
Short term borrowings
Interest rate (as a percent)					0.60%	0.60%	0.31%	0.31%
Secured Borrowings | 5-year LPR | Minimum
Short term borrowings
Interest rate (as a percent)					0.80%	0.80%	0.80%	0.80%
Convertible debt
Short term borrowings
Principal amount | $				$ 1,000
Percentage of discount on share issue price			26.56%	26.56%
Effective interest rate					0.55%
Interest rate (as a percent)				0.25%
Proceeds from borrowings			¥ 5,533,238,000	$ 844,876
Unsecured borrowing
Short term borrowings
Principal amount							¥ 500,000
Interest rate (as a percent)							0.70%	0.70%
Bonds
Short term borrowings
Principal amount	¥ 700,000
Term of borrowings (in years)	1 year
Interest rate (as a percent)	2.50%
Credit Guaranteed Borrowings
Short term borrowings
Principal amount					¥ 200,000,000		¥ 858,130,000
Repayments of Secured Debt							¥ 309,900,000	$ 50,000
Credit Guaranteed Borrowings | 1-year LPR
Short term borrowings
Interest rate (as a percent)					0.75%	0.75%	(0.90%)	(0.90%)